Unaudited Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Current assets:
Cash	$ 19,732	$ 21,147	$ 2,751
Accounts receivable, net of allowance of $5,116 and $6,416 at June 24, 2012 and December 25, 2011, respectively	116,633	105,949	94,181
Materials and supplies	27,919	28,091	24,332
Deferred tax asset	5,128	10,608	2,757
Assets of discontinued operations	8,115	12,975	56,773
Other current assets	7,604	7,196	6,435
Total current assets	185,131	185,966	187,229
Property and equipment, net	160,082	167,145	179,997
Goodwill	198,793	198,793	314,149
Intangible assets, net	55,335	69,942	80,824
Other long-term assets	19,038	17,963	23,577
Total assets	618,379	639,809	785,776
Current liabilities
Accounts payable	46,041	31,683	39,509
Current portion of long-term debt, including capital lease	5,733	6,107	508,793
Accrued vessel rent	9,277	13,652	3,697
Liabilities of discontinued operations	7,791	45,313	15,381
Other accrued liabilities	81,693	97,097	100,721
Total current liabilities	150,535	193,852	668,101
Long-term debt, including capital lease, net of current portion	425,244	509,741	7,530
Deferred rent	11,317	13,553	18,026
Deferred tax liability	5,488	10,702	4,457
Liabilities of discontinued operations	793	51,293	338
Other long-term liabilities	24,216	26,654	47,532
Total liabilities	617,593	805,795	745,984
Commitments and contingencies
Stockholders' equity (deficiency)
Preferred stock, $.01 par value, 30,500 shares authorized, no shares issued or outstanding
Common stock, $.01 par value, 100,000 shares authorized,32,087 shares issued and outstanding as of June 24, 2012 and 2,421 shares issued and 2,269 shares outstanding as of December 25, 2011 and 1,382 shares issued and 1,230 shares outstanding at December 26, 2010	931	605	345
Treasury stock, 152 shares at cost as of December 25, 2011		(78,538)	(78,538)
Additional paid in capital	378,687	213,135	193,266
Accumulated deficit	(381,840)	(303,260)	(73,843)
Accumulated other comprehensive income	3,008	2,072	(1,438)
Total stockholders' equity (deficiency)	786	(165,986)	39,792
Total liabilities and stockholders' equity (deficiency)	$ 618,379	$ 639,809	$ 785,776